CONCENTRATIONS	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

nOTE 17: CONCENTRATIONS

During the years ended December 31, 2021 and 2020, the Company had two major customers comprising 50% of revenues and two major customers comprising 85% of revenues, respectively. A major customer is defined as a customer that represents 10% or greater of total revenues. There was 93% and 85% of accounts receivable representing five and two customers as of December 31, 2021 and 2020, respectively.

The Company does not believe that the risk associated with these customers or vendors will have an adverse effect on the business.